Other non-financial liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current dividend payables	$ 48,918,579	$ 30,224,140
Non-current dividend payables
Income received in advance, current	1,215,681	1,438,831
Income received in advance, non current	4,355,981	3,987,705
Others, current	874,028	258,226
Others, non current
Total current	51,008,288	31,921,197
Total non-current	4,355,981	3,987,705
Parent [member] | Dividend Provisioned As Per Policy [Member]
IfrsStatementLineItems [Line Items]
Current dividend payables	37,055,482	20,864,709
Non-current dividend payables
Parent [member] | Outstanding Dividend [Member]
IfrsStatementLineItems [Line Items]
Current dividend payables	1,256,119	1,332,403
Non-current dividend payables
Total for all subsidiaries [member] | Dividend Provisioned As Per Policy [Member]
IfrsStatementLineItems [Line Items]
Current dividend payables	10,606,978	8,027,028
Non-current dividend payables